OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Derivative financial instruments	$ 3,700	$ 7,600
Tax receivables	1,200	1,300
Other	2,600	2,900
Balance as of 31 December	$ 7,488	$ 11,787